Notes Payable (Narrative) (Details)	6 Months Ended	12 Months Ended
	Jul. 31, 2013 USD ($)	Jan. 31, 2013 USD ($)	Jan. 31, 2013 CAD
Notes Payable 1			200,000
Notes Payable 2		800,000
Notes Payable 3		12.00%	12.00%
Notes Payable 4		50,000
Notes Payable 5		8.00%	8.00%
Notes Payable 6		325,000
Notes Payable 7		9,308
Notes Payable 1	75,000
Notes Payable 2	$ 75,000
Notes Payable 3	10.00%